Summary of Significant Accounting Policies (Detail Textuals 1) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended
	Jun. 11, 2013	Dec. 19, 2008	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 15, 2013	May 09, 2012
Class of Stock [Line Items]
Term of warrants		10 years
Total repurchase price			$ 0	$ 18,255	$ 12,000
Repurchase price of warrant	540		0	540	0
Repurchase price of warrant (in dollars per warrant share)	$ 1.88
Common Stock
Class of Stock [Line Items]
Number of common shares called per warrant		287,133
Preferred Stock
Class of Stock [Line Items]
Number of shares issued		30,255
Par value of share issued (in dollars per share)		1,000
Number of shares redeemed						18,255	12,000
Total repurchase price						$ 18,500	$ 12,100